INCOME TAXES - Reconciliation Of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ 98.8	$ (328.3)
Income tax provision - 26.5%	26.2	(87.0)
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5%	(9.0)	(14.4)
Permanent items that are not included in income / losses for tax purposes:
Non-deductible expenses	3.4	8.0
Income/(losses) not recognized for tax purposes	5.7	(0.9)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	3.0	(22.1)
Non-resident withholding tax	2.7	2.8
Under/(over) tax provisions	(0.5)	4.4
Other	(1.0)	0.3
Other adjustments:
Unrecognized recoveries in deferred tax provisions	25.1	137.1
Foreign exchange related to deferred income taxes	(12.1)	3.1
Other	0.6	(0.9)
Total income tax expense	$ 44.1	$ 30.4